CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Employee Stock Notes Receivable [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 27, 2008	$ 19,089	$ 128,830	$ 393,312	$ 2,353	$ (1,701)	$ 6,343	$ 548,226
Comprehensive earnings:
Net earnings			24,272			473	24,745
Foreign currency translation adjustment				1,280		85
Total comprehensive earnings							26,110
Capital contribution from noncontrolling interest						14	14
Purchase of additional noncontrolling interest		(853)				(917)	(1,770)
Distributions to noncontrolling interest						(270)	(270)
Cash dividends - per share			(5,017)				(5,017)
Issuance of shares under employee stock plans	130	2,290					2,420
Issuance of shares under stock grant programs	80	29					109
Issuance of shares under deferred compensation plans	74	(74)					0
Repurchase of shares	(90)		(3,289)				(3,379)
Received shares for the exercise of stock options	(2)	(33)					(35)
Tax benefits from non-qualified stock options exercised		730					730
Deferred income tax asset reversal for deferred compensation plans		(518)					(518)
Expense associated with share-based compensation arrangements		1,597					1,597
Accrued expense under deferred compensation plans		646					646
Issuance of shares in exchange for employee stock notes receivable	4	121			(125)		0
Payments received on employee stock notes receivable					83		83
Balance at Dec. 26, 2009	19,285	132,765	409,278	3,633	(1,743)	5,728	568,946
Comprehensive earnings:
Net earnings			17,411			2,430	19,841
Foreign currency translation adjustment				532		235
Total comprehensive earnings							20,608
Capital contribution from noncontrolling interest						450	450
Purchase of additional noncontrolling interest		(295)				(932)	(1,227)
Distributions to noncontrolling interest						(1,244)	(1,244)
Cash dividends - per share			(7,727)				(7,727)
Issuance of shares under employee stock plans	111	2,222					2,333
Issuance of shares under stock grant programs	74	140					214
Issuance of shares under deferred compensation plans	9	(9)					0
Repurchase of shares	(145)		(4,854)				(4,999)
Tax benefits from non-qualified stock options exercised		598					598
Expense associated with share-based compensation arrangements		2,418					2,418
Accrued expense under deferred compensation plans		776					776
Issuance of shares in exchange for employee stock notes receivable	1	49			(50)		0
Note receivable adjustment	(2)	(91)			42		(51)
Payments received on employee stock notes receivable					81		81
Balance at Dec. 25, 2010	19,333	138,573	414,108	4,165	(1,670)	6,667	581,176
Comprehensive earnings:
Net earnings			4,549			1,422	5,971
Foreign currency translation adjustment				(565)		(560)
Total comprehensive earnings							4,846
Capital contribution from noncontrolling interest						80	80
Purchase of additional noncontrolling interest						(402)	(402)
Distributions to noncontrolling interest						(1,413)	(1,413)
Cash dividends - per share			(7,818)				(7,818)
Issuance of shares under employee stock plans	137	2,834					2,971
Issuance of shares under stock grant programs	150	8	9				167
Issuance of shares under deferred compensation plans	8	(8)					0
Tax benefits from non-qualified stock options exercised		684					684
Expense associated with share-based compensation arrangements		1,361					1,361
Accrued expense under deferred compensation plans		744					744
Note receivable adjustment	(4)	(208)			209		(3)
Payments received on employee stock notes receivable					206		206
Balance at Dec. 31, 2011	$ 19,624	$ 143,988	$ 410,848	$ 3,600	$ (1,255)	$ 5,794	$ 582,599